Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Interest And Finance Costs Net
Interest on long-term debt	$ 2,466	$ 2,008
Interest on promissory note	337	271
Amortization of financing costs	229	171
Financing fees and charges, net	(10)	35
Total	$ 3,022	$ 2,485